Risk Assurance Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Guarantees and Product Warranties [Abstract]
Summary of Movement of Risk Assurance Liabilities
The movement of risk assurance liabilities during the years ended December 31, 2019 and 2020 are as follows:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Balance at the beginning of the year	173,210,363	259,952,473	39,839,459
Fair value of risk assurance liabilities upon the inception of new loans	166,911,451	348,921,174	53,474,509
Performed risk assurance liabilities	(114,427,095)	(150,312,528)	(23,036,402)
Net loss on risk assurance liabilities	34,257,754	2,268,180	347,614

Balance at the end of the year	259,952,473	460,829,299	70,625,180